CPG CARLYLE COMMITMENTS FUND, LLC

SCHEDULE OF INVESTMENTS

June 30, 2023 (UNAUDITED)

CPG CARLYLE COMMITMENTS FUND, LLC(a)
Investment in CPG Carlyle Commitments Master Fund, LLC, at value – (100.11%)(b)	$1,197,554,290
Liabilities in Excess of Other Assets (-0.11%)	(1,328,379)
Net Assets (100.00%)	$1,196,225,911

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Consolidated Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2023 (UNAUDITED)

	Geographic	Financing	Acquisition			Percentage of
Investment Funds (95.22%)	Region	Stage	Date	Cost	Fair Value	Net Assets
Co-Investments (13.42%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/28/2018	$10,313,031	$16,490,625	1.38%
Carlyle Eagle Coinvestment, L.P.(a)(b)	North America	Buyout	2/15/2018	4,350,112	30,688,164	2.56%
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	Growth	6/29/2018	34,106,136	31,673,404	2.64%
Carlyle Interlink Coinvestment, L.P.(a)(b)(c)	North America	Growth	10/15/2013	96,544	414,535	0.03%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	Buyout	11/11/2016	143,119	284,107	0.02%
Carlyle RDSL Coinvestment, L.P.(a)(b)(c)	South America	Growth	9/30/2015	10,703,209	21,073,601	1.76%
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/30/2015	9,180,000	7,797,663	0.65%
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	Buyout	12/28/2017	0	1,061,017	0.09%
CEMOF II Master Co-Investment Partners, L.P.(a)(b)	North America	Growth	9/12/2016	0	13,178	0.00	%(d)
Matador Co-Investment SCSp(a)(b)(c)	Europe	Special Situations	9/30/2019	5,308,450	5,170,095	0.43%
Nash Coinvestment, L.P.(a)(b)(c)	Africa	Buyout	10/10/2017	7,077,422	8,233,621	0.69%
Neptune Coinvestment, L.P.(a)(b)(c)	Europe	Buyout	6/23/2017	197,844	9,931,472	0.83%
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	Growth	1/30/2018	14,274,022	28,022,788	2.34%
Total Co-Investments				95,749,889	160,854,270

Primary Investments (44.51%)
AlpInvest Atom Fund (Onshore),L.P.(a)(b)(c)	North America	Global	1/8/2022	12,472,105	13,740,018	1.15%
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(b)(c)	North America	Buyout	11/13/2017	16,955,769	33,009,383	2.76%
Carlyle Asia Partners Growth I, L.P.(a)(b)(c)	Asia/Pacific	Growth	5/23/2016	10,719,320	6,070,517	0.51%
Carlyle Asia Partners IV, L.P.(a)(b)(c)	Asia/Pacific	Buyout	5/23/2016	30,023,022	27,994,862	2.34%
Carlyle Asia Partners V, L.P.(a)(b)(c)	Asia/Pacific	Buyout	10/30/2017	64,008,315	65,197,093	5.44%
Carlyle Asia Partners VI, L.P.(a)(c)	Asia/Pacific	Buyout	8/29/2019	0	(418,437)	(0.03)%
Carlyle Europe Partners V, L.P.(a)(b)(c)	Europe	Buyout	4/23/2018	24,477,630	30,265,847	2.53%
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	Growth	3/28/2015	11,664,085	15,227,317	1.27%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	Growth	11/30/2018	20,580,799	25,037,317	2.09%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	Buyout	6/30/2014	6,156,457	10,114,367	0.84%
Carlyle Global Financial Services Partners III, L.P.(a)(b)(c)	Global	Buyout	6/30/2017	23,669,498	32,941,260	2.75%
Carlyle International Energy Partners II, S.C.Sp.(a)(b)(c)	Global	Special Situations	11/30/2018	9,355,655	7,549,321	0.63%
Carlyle International Energy Partners, L.P.(a)(b)(c)	Global	Special Situations	3/12/2014	24,994,252	26,407,728	2.21%
Carlyle Partners VI, L.P.(a)(b)(c)	North America	Buyout	9/20/2013	7,796,460	9,011,568	0.75%
Carlyle Partners VII, L.P.(a)(b)(c)	North America	Buyout	11/29/2017	98,947,106	114,417,913	9.55%
Carlyle Partners VIII, L.P.(a)(b)(c)	North America	Buyout	9/10/2021	27,527,268	26,506,615	2.21%
Carlyle Structured Credit Fund, L.P.(a)(b)(c)	North America	Credit	4/17/2017	4,560,786	41,509	0.00	%(d)
CVC Credit Partners Global Special Situations Fund II SCSP(a)(b)(c)	Europe	Special Situations	6/6/2019	12,116,277	14,225,230	1.19%
Golub Capital Partners 10, L.P.(a)(b)(c)	North America	Credit	10/1/2016	13,125,000	13,415,501	1.12%
Hunter Point Capital Structured Notes Issuer, LLC(a)(b)(c)	North America	Special Situations	12/30/2022	582,681	582,680	0.05%
JLL Partners Fund VII, L.P.(a)(b)(c)	North America	Buyout	3/31/2016	5,036,024	7,499,806	0.63%

	Geographic	Financing	Acquisition			Percentage of
Investment Funds (95.22%) (continued)	Region	Stage	Date	Cost	Fair Value	Net Assets
Primary Investments (44.51%) (continued)
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(c)	North America	Buyout	9/16/2019	2,819,637	4,602,791	0.38%
Riverside Micro-Cap Fund VI, L.P.(a)(b)(c)	North America	Buyout	8/26/2021	4,171,455	4,126,161	0.34%
Spring Bridge Partners, L.P.(a)(b)(c)	North America	Buyout	9/17/2019	7,129,497	15,765,381	1.32%
Tiger Global Private Investment Partners XV, L.P.(a)(b)(c)	North America	Growth	3/18/2022	9,083,794	7,338,902	0.61%
Vitruvian Investment Partnership IV(a)(b)(c)	Europe	Growth	8/31/2020	9,015,477	9,816,099	0.82%
Warburg Pincus Financial Sector II, L.P.(a)(b)(c)	North America	Growth	6/9/2022	$10,699,101	$12,569,380	1.05%
Total Primary Investments				467,687,470	533,056,129

Secondary Investments (37.29%)
Abraaj Private Equity Fund IV, L.P.(a)(b)(c)	Middle East/North Africa	Buyout	5/31/2019	6,418,083	4,138,272	0.35%
Access Holdings (FPG), L.P.(a)(b)(c)	North America	Buyout	7/22/2021	8,262,047	10,207,911	0.85%
AE Industrial Partners Extended Value Fund, L.P.(a)(b)(c)	North America	Buyout	6/2/2021	1,835,865	2,622,053	0.22%
ASP Helios III, L.P.(a)(b)(c)	Europe	Buyout	4/29/2022	13,677,974	20,212,528	1.69%
ASP Jordan, L.P.(a)(c)	Europe	Buyout	5/1/2023	17,866,667	17,866,667	1.49%
ASP Oyster, L.P(a)(c)	Europe	Buyout	4/19/2023	14,080,000	14,080,000	1.18%
Audax Private Equity Fund, L.P.(a)(b)	North America	Buyout	9/30/2016	0	6,234	0.00	%(d)
Blue Point Capital Partners II, L.P.(a)(b)	North America	Growth	10/23/2020	0	120,678	0.01%
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	Buyout	4/2/2014	140,231	30,030	0.00	%(d)
Brentwood Associates Opportunities Fund, L.P.(a)(b)(c)	North America	Growth	4/1/2021	4,185,931	6,645,411	0.55%
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	Growth	4/2/2014	0	9,518	0.00	%(d)
Carlyle Asia Partners III, L.P.(a)(b)(c)	Asia/Pacific	Growth	12/30/2014	0	317,472	0.03%
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(b)(c)	Asia/Pacific	Buyout	12/31/2018	75,043	2,599,799	0.22%
Carlyle Asia Partners IV, L.P.(a)(b)(c)	Asia/Pacific	Buyout	5/24/2017	48,672,018	86,709,961	7.24%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(c)	Europe	Growth	10/31/2017	176,408	106,156	0.01%
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(b)(c)	North America	Growth	9/30/2016	0	29,848	0.00	%(d)
Carlyle Europe Partners II, L.P.(a)(b)(c)	Europe	Buyout	7/1/2013	9,726	928,044	0.08%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	Buyout	4/2/2014	2,367,015	40,563	0.00	%(d)
Carlyle Europe Technology Partners II, L.P.(a)(b)(c)	Europe	Growth	12/31/2018	0	4,419	0.00	%(d)
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	Growth	1/24/2022	9,425,025	8,459,640	0.71%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	Growth	1/24/2022	4,236,134	3,755,292	0.31%
Carlyle Europe Technology Partners V, S.C.Sp.(a)(b)(c)	Europe	Growth	3/11/2022	3,941,096	2,078,983	0.17%
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)(b)	Global	Buyout	4/2/2014	1,625	350	0.00	%(d)
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	Buyout	12/31/2017	1,440,343	4,568,901	0.38%
Carlyle Global Financial Services Partners, L.P.(a)(b)(c)	Global	Buyout	6/30/2014	0	308,585	0.03%
Carlyle Infrastructure Partners, L.P.(a)(b)(c)	North America	Buyout	8/29/2014	1,418,216	457,892	0.04%
Carlyle International Energy Partners, L.P.(a)(b)(c)	Global	Special Situations	12/29/2017	6,087,351	6,161,803	0.51%
Carlyle MENA Partners, L.P.(a)(b)(c)	Middle East/North Africa	Buyout	9/28/2018	3,517	329,768	0.03%
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	Credit	12/30/2015	7,568,929	474,942	0.04%
Carlyle Partners V Coinvestment, L.P.(a)(b)	North America	Buyout	4/2/2014	457,654	606,669	0.05%
Carlyle Partners V, L.P.(a)(b)(c)	North America	Buyout	6/28/2013	0	6,171,609	0.52%
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)	North America	Buyout	8/31/2014	202,175	136,478	0.01%
Carlyle Partners VI, L.P.(a)(b)(c)	North America	Buyout	7/6/2016	0	3,854,411	0.32%
Carlyle Realty Partners V, L.P.(a)(b)(c)	North America	Buyout	10/11/2017	7,927	11,956	0.00	%(d)
Carlyle Realty Partners VI, L.P.(a)(b)(c)	North America	Buyout	4/25/2018	121,970	82,620	0.01%

	Geographic	Financing	Acquisition			Percentage of
Investment Funds (95.22%) (continued)	Region	Stage	Date	Cost	Fair Value	Net Assets
Secondary Investments (37.29%) (continued)
Carlyle South America Buyout Fund, L.P.(a)(b)(c)	South America	Buyout	10/31/2017	2,477,516	2,547,771	0.21%
Carlyle Strategic Partners II, L.P.(a)(b)(c)	North America	Special Situations	8/16/2013	2,265,289	8,857	0.00	%(d)
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	Special Situations	8/16/2013	1,885	124,602	0.01%
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)(b)	North America	Growth	3/15/2019	0	32,634	0.00	%(d)
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(b)(c)	North America	Growth	3/20/2018	3,570,898	5,366,027	0.45%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(c)	North America	Growth	12/31/2018	$0	$85,682	0.01%
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	Growth	4/2/2014	264,524	775	0.00	%(d)
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	2,084,779	48,994	0.00	%(d)
Cerberus Institutional Overseas IV, Ltd.(a)(b)(c)	North America	Special Situations	7/1/2018	0	150,889	0.01%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(c)	North America	Special Situations	10/17/2019	0	44,342	0.00	%(d)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	215,622	0.02%
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	Special Situations	6/13/2016	0	121,384	0.01%
Cerberus International, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	106,832	0.01%
Coatue Growth Fund V(a)(c)	North America	Growth	6/28/2023	997,005	997,005	0.08%
WSJLL Fund, L.P.(a)(b)(c)	North America	Buyout	12/10/2021	12,905,003	14,587,421	1.22%
DELTA-V PS, L.P.(a)	North America	Growth	4/28/2023	5,100,000	5,100,000	0.43%
FB HA Holdings, L.P.(a)(b)	North America	Growth	8/30/2021	5,080,048	5,515,576	0.46%
Forward Ventures IV, L.P.(a)(b)	North America	Growth	3/29/2019	0	1,387,296	0.12%
Garrison Opportunity Fund II A, LLC(a)(b)	North America	Special Situations	10/4/2017	0	(4,504)	0.00	%(d)
Harbinger Streamline Offshore Fund, L.L.C.(a)(b)	North America	Special Situations	7/1/2018	768,168	159,846	0.01%
Icon Software Partners, L.P. (Class B)(a)(b)(c)	North America	Growth	9/1/2020	137,202	10,357,764	0.86%
JLL Partners Fund V, L.P.(a)(b)(c)	North America	Buyout	12/30/2015	1,878,312	1,700,351	0.14%
Laverne Buyer Holdings I, LLC(a)(b)	North America	Growth	4/10/2018	48,895	2,831,927	0.24%
Laverne Buyer Holdings II, LLC(a)(b)	North America	Growth	4/10/2018	16,601	1,089,041	0.09%
Laverne Buyer Holdings III, LLC(a)(b)	North America	Growth	4/10/2018	5,200,795	4,385,201	0.37%
Laverne Buyer Holdings V, LLC(a)(b)	North America	Growth	4/10/2018	1,350,510	3,127,910	0.26%
LEP Opportunities II L.P.(a)(b)(c)	North America	Buyout	7/6/2022	13,978,547	19,249,077	1.61%
MENA Coinvestment, L.P.(a)(b)	Middle East/North Africa	Buyout	4/2/2014	231,762	282,977	0.02%
New Enterprise Associates 10, L.P.(a)(b)	North America	Growth	4/5/2017	0	86,185	0.01%
New Enterprise Associates 9, L.P.(a)(b)	North America	Growth	9/30/2016	0	21,770	0.00	%(d)
Newport Global Opportunities Fund, L.P.(a)(b)(c)	North America	Buyout	12/29/2014	20,452,401	17,676,101	1.48%
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)	North America	Special Situations	10/17/2019	97,255	143,477	0.01%

	Geographic	Financing	Acquisition			Percentage of
Investment Funds (95.22%) (continued)	Region	Stage	Date	Cost	Fair Value	Net Assets
Secondary Investments (37.29%) (continued)
OCM Opportunities Fund VII, L.P.(a)(b)	North America	Special Situations	10/17/2019	8,734	13,100	0.00	%(d)
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(b)(c)	North America	Special Situations	10/17/2019	289	8,716	0.00	%(d)
OCM Opportunities Fund VIIb, L.P.(a)(b)(c)	North America	Special Situations	10/17/2019	0	801	0.00	%(d)
Passero 18, L.P.(a)(b)(c)	North America	Buyout	6/22/2018	217,405	14,109,562	1.18%
Presidio Investors Elv Continuation Fund, L.P.(a)(b)(c)	North America	Buyout	12/16/2022	10,000,000	9,784,237	0.82%
Revelstoke Single Asset Fund I, L.P.(a)(b)(c)	North America	Growth	8/26/2019	14,016,263	31,420,199	2.62%
Riverside Micro-Cap Fund III, L.P.(a)(b)(c)	North America	Buyout	5/1/2019	103,340	9,907,650	0.83%
Riverstone Global Energy and Power Fund V, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	16,091,727	6,500,825	0.54%
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	5,173,093	2,717	0.00	%(d)
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(b)(c)	North America	Buyout	11/12/2014	731,586	46,566	0.00	%(d)
SCP Private Equity Fund I, L.P.(a)(b)	North America	Buyout	8/30/2018	119,137	126,779	0.01%
SCP Real Assets Fund I, L.P.(a)(b)	North America	Buyout	8/30/2018	31,882	27,449	0.00	%(d)
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,832,025	3,597,293	0.30%
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	122,510	235,170	0.02%
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,917,818	14,513,894	1.21%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	168,691	1,217,328	0.10%
Styx International, Ltd. Series 1(a)(b)	North America	Credit	7/1/2018	163,573	267,950	0.02%
Styx International, Ltd. Series 4(a)(b)	North America	Credit	7/1/2018	77,126	126,340	0.01%
Styx International, Ltd. Series 5(a)(b)	North America	Credit	7/1/2018	35,720	58,513	0.00	%(d)
Tiger Global XV(a)(c)	North America	Growth	6/23/2023	$2,138,760	$2,138,760	0.18%
TPG AAF Partners N-A, L.P.(a)(b)(c)	North America	Buyout	6/22/2021	4,857,541	8,977,122	0.75%
Vitruvian Inv. Partnership I Continuation Fund(a)(b)(c)	Europe	Growth	8/7/2019	6,530,370	10,478,798	0.88%
Warburg Pincus Energy, L.P.(a)(b)(c)	North America	Buyout	9/28/2018	1,487,216	1,766,370	0.15%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	Growth	9/29/2017	24,809,496	17,389,977	1.45%
Warrior Buyer Holdings, LLC(a)(b)	North America	Special Situations	10/2/2018	17,340,452	11,655,024	0.97%
WLR Recovery IV, L.P.(a)(b)(c)	North America	Special Situations	7/1/2016	0	388,896	0.03%
Total Secondary Investments				339,564,119	446,444,331

Total Investment Funds				$903,001,478	$1,140,354,730

Government Bond (4.16%)	Principal Amount	Cost	Fair Value
United States Treasury Bill 0.31%, 07/13/2023	25,000,000	24,961,083	24,965,269
United States Treasury Bill 0.31%, 08/03/2023	25,000,000	24,895,042	24,890,020

Total Government Bond		$49,856,125	$49,855,289

Short-Term Investments (7.76%)	Cost	Fair Value
Money Market Funds (7.76%)
Fidelity Treasury Only Money Market Fund, 4.65%(e)	14,785,207	14,785,207
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 4.98%(e)	14,822,935	14,822,935
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 5.02%(e)	14,813,146	14,813,146
UMB Demand Deposit, 4.93%(e)	42,209,946	42,209,946
Morgan Stanley Institutional Liquidity Fund, Class I, 4.94%(e)	6,246,722	6,246,722

Total Money Market Funds	92,877,956	92,877,956

Total Short-Term Investments	$92,877,956	$92,877,956

Total Investments (107.14%)	$1,045,735,559	$1,283,087,975
Liabilities in Excess of Other Assets (-7.14%)		(85,533,685
Net Assets (100.00%)		$1,197,554,290

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,140,354,730, which represents 93.34% of net assets as of June 30, 2023.
(b)	Non-income producing security.
(c)	The Fund held unfunded commitments in the investment as of June 30, 2023. Total unfunded commitments amount to $436,069,055 as of June 30, 2023.
(d)	Rounds to less than 0.005%
(e)	The rate shown is the annualized 7-day yield as of June 30, 2023.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2023	Fund Delivering	U.S. $ Value at June 30, 2023	Unrealized Appreciation/ (Depreciation)
FXC	09/18/23	USD	18,275,225	BRL	18,539,051	$(263,826)
						$(263,826)

Investments as of June 30, 2023

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	13.42%
Primary Investments	44.51%
Secondary Investments	37.29%
Total Investment Funds	95.22%
Government Bond	4.16%
Short-Term Investments
Money Market Fund	7.76%
Total Investments	107.14%
Liabilities in excess of other assets	(7.14%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Schedule of Investments.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

Notes to Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

CPG Carlyle Commitments Master Fund (the “Master Fund”) is a master investment portfolio in a master-feeder structure. CPG Carlyle Commitments Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests of the Master Fund.

The following is a summary of significant accounting policies followed by the Master Fund and the Feeder Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

ASC 820 defines fair value as the value that the Master Fund would receive to sell an investment or pay to transfer a liability in orderly timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and Co-Investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain criteria are met. As such, the Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Master Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table represents the inputs used to value the investments at fair value within the valuation hierarchy as of June 30, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Direct Investments	$–	$–	$–	$–
Government Bond	–	49,855,289	–	49,855,289
Short-Term Investments	92,877,956	–	–	92,877,956
TOTAL	$92,877,956	$49,855,289	$–	$142,733,245
Other Financial Instruments
Forward Foreign Currency Contracts	$–	$(263,826)	$–	$(263,826)
TOTAL	$–	$(263,826)	$–	$(263,826)

The Master Fund held Investment Funds with a fair value of $1,140,354,730, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of June 30, 2023, as investments in Investment Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.